Summary Of Significant Accounting Policies - Summary of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Accounting Policies [Line Items]
Net loss	$ (14,691)	$ 4,664,815	$ (2,445,737)	$ (1,159,117)		$ 1,059,961
Common Class A [Member]
Accounting Policies [Line Items]
Weighted-average Class A Common Stock outstanding		34,500,000				34,500,000
Basic		$ 0.11				$ 0.02
Diluted		$ 0.11				$ 0.02
Rigetti Holdings Inc [Member]
Accounting Policies [Line Items]
Net loss					$ (29,507,327)		$ (17,895,346)	$ (26,127,496)	$ (53,816,321)
Rigetti Holdings Inc [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Weighted-average Class A Common Stock outstanding					22,067,245		20,636,737
Basic					$ (1.34)		$ (0.87)
Diluted					$ (1.34)		$ (0.87)